License agreements - License agreement with Canadian Molecular Probe Consortium (Details) - License agreement - Canadian Molecular Probe Consortium ("CanProbe")	1 Months Ended		12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid	$ 500,000	$ 386,000
Payments made	$ 250,000	$ 188,000
Reduction in royalty percentage	50.00%	50.00%
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 3,250,000			$ 2,582,000
Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee recognized as expense			$ 574,000